Non-operating income	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-operating income

Note 25.               Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange gain	926	482	117
Financial income	9	—	8
Other	—	1	21
Total non-operating income	935	483	146

Note 26.      Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2021	2020
Foreign exchange gain	482	117
Financial income	—	8
Other	1	21
Total non-operating income	483	146

SEALS Corp
Non-operating income

26.          Non-operating income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2023	2022
Foreign exchange gain	125	469
Interest income	55	—
Total non-operating income	180	469